Income taxes	6 Months Ended
Jul. 31, 2018
Disclosure Of Income Tax [Abstract]
Income taxes
Income tax

	Three months ended July 31, 2018	Three months ended July 31, 2017	Six months ended July 31, 2018	Six months ended July 31, 2017
	£000s	£000s	£000s	£000s
Current period research and development tax (expense) / credit receivable on qualifying expenditure	(1,036)	1,369	—	2,588
Tax expense related to the US operations	(20)	(86)	(110)	(102)
Total current tax	(1,056)	1,283	(110)	2,486

Release of temporary difference relating to intangible asset	565	—	565	—
Total deferred tax	565	—	565	—

Total tax (expense) / credit for the period	(491)	1,283	455	2,486

9. Income tax (continued)

The UK operations do not anticipate having profits chargeable to tax for the financial year and management are not certain that there will be sufficient losses to surrender to be eligible to receive a research and development tax credit and as such there is no accrued income tax charge or accrued research and development tax credit receivable as at 31 July 2018.

The Group's movement in deferred tax liability relates to the intangible asset representing the utrophin program acquired associated with the acquisition of MuOx Limited. These amounts have been credited to the Statement of Comprehensive Income as a result of the impairment of the intangible asset (see Note 6 'Impairment of goodwill and intangible assets' for further details).